MAINSTAY VP SERIES FUND, INC.

MainStay VP Balanced Portfolio

Supplement dated October 28, 2008 (“Supplement”)
to the Prospectus dated May 1, 2008 (“Prospectus”)

This Supplement updates certain information contained in the above-dated Prospectus for MainStay VP Series Fund, Inc. (the “Fund”) regarding the MainStay VP Balanced Portfolio (the “Portfolio”), a series of the Fund. You may obtain copies of the Fund’s Prospectus and Statements of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010.

1. Thomas Girard is hereby added as a portfolio manager to the Balanced Portfolio under the section entitled “Portfolio Managers” on page A-76 of the Prospectus. The biography for Thomas Girard under the section entitled “Portfolio Manager Biographies” beginning on page A-77 of the Prospectus is hereby amended as follows:

Thomas Girard - Mr. Girard has managed the Bond Portfolio since 2007 and the Balanced Portfolio since October 2008. Mr. Girard is a Senior Portfolio Manager, Head of the Portfolio Management and Strategy Group and chairs the Portfolio Strategy and Asset Allocation Committee. He joined NYLIM in 2007 and is responsible for managing all multi-sector third-party fixed income mandates. Prior to joining NYLIM, Mr. Girard was a portfolio manager and co-head of fixed income at Robeco Investment Management/Weiss Peck & Greer where he developed specific investment strategies for institutional clients, including insurance companies and corporate pension plans. Prior to that, Mr. Girard was a portfolio manager at Bankers Trust where he managed money market, asset-backed and corporate bond portfolios. He received a B.S. from St. John Fisher College and an M.B.A. from Fordham University. Mr. Girard is a Certified Public Accountant.

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MAINSTAY VP SERIES FUND, INC.

MainStay VP Balanced Portfolio

Supplement dated October 28, 2008 (“Supplement”)
Statement of Additional Information for Initial Class shares dated May 1, 2008 (“Initial Class SAI”)
and the
Statement of Additional Information for Service Class shares dated May 1, 2008 (“Service Class SAI”)

This Supplement updates certain information contained in the above-dated Statements of Additional Information for MainStay VP Series Fund, Inc. (the “Fund”) regarding the MainStay VP Balanced Portfolio (the “Portfolio”), a series of the Fund. You may obtain copies of the Fund’s Prospectus and Statements of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010.

1.
The section entitled “Portfolio Managers” beginning on page 77 of the Initial Class SAI and page 79 of the Service Class SAI is hereby revised to amend the information for Thomas Girard, provided as of August 31, 2008.

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE

PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS

Thomas Girard	Balanced and Bond Portfolios	2 RICs $532,446,507	1 Account $3,027,325,574	0	0	0	0

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